Fair value of financial assets and liabilities - Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements (Detail) - Derivatives [member] - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Fair value of financial assets and liabilities [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	€ 163	€ 191
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	163	191
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	55	33
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	€ 109	€ 158